[LOGO]                                               MONY LIFE INSURANCE COMPANY
                                                     1290 Avenue of the Americas
                                                     New York NY 10104

                                                     Dodie Kent
                                                     Vice President and
                                                     Associate General Counsel
                                                     212-314-3970
                                                     Fax: 212-707-1791


March 3, 2011


Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   MONY Variable Account S (the "Registrant")
           (Registration Nos. 033-37721 and 811-06217; The MONYVestor)

Commissioners:

MONY Life Insurance Company ("MONY"), on behalf of the Registrant, has sent to contract owners the annual report for the period ended December 31, 2010 for the following mutual fund in which the Registrant invests:

o   EQ ADVISORS TRUST - UNDERLYING FUNDS:
    -  EQ/Boston Advisors Equity Income Portfolio
    -  EQ/Capital Guardian Research Portfolio
    -  EQ/Money Market Portfolio

MONY understands that the Fund has filed or will file its reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/S/ Dodie Kent
-----------------
Dodie Kent